Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Operating Activities
Net Income	$ 2,321		$ 676		$ 654
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,962		2,827		2,236
Purchased in-process research and development charges	0		7	[1]	44	[1]
Provision (Credit) for deferred income tax	328		(652)		(260)
Earnings of nonconsolidated affiliates less than (in excess of) dividends received	(444)		60		49
Pension contributions	(708)		(355)		(185)
Net gain on sales of property, businesses and consolidated companies	(95)		(256)		(127)
Other net loss (gain)	(12)		(31)		16
Net gain on sales of ownership interest in nonconsolidated affiliates	(25)		(795)		0
Goodwill impairment losses	0		7	[2]	239	[2]
Restructuring charges	26		684		837
Asbestos-related credits	(54)	[3]	0		(54)	[3]
Excess tax benefits from share-based payment arrangements	(20)		(10)		(8)
Changes in assets and liabilities, net of effects of acquired and divested companies:
Accounts and notes receivable	(1,209)		(990)		2,853
Proceeds from interests in trade accounts receivable conduits	1,038		0		0
Inventories	(750)		63		812
Accounts payable	495		304		(1,062)
Other assets and liabilities	249		536		(1,333)
Cash provided by operating activities	4,102		2,075		4,711
Investing Activities
Capital expenditures	(2,130)		(1,683)		(2,276)
Proceeds from sales of property and businesses	1,877		294		252
Acquisitions of businesses	(8)		(35)		0
Purchases of previously leased assets	(45)		(713)		(63)
Investments in consolidated companies, net of cash acquired	(215)		(15,045)		(336)
Proceeds from sales of consolidated companies	74		1,563		66
Investments in nonconsolidated affiliates	(107)		(122)		(331)
Distributions from nonconsolidated affiliates	29		9		6
Proceeds from sale of ownership interests in nonconsolidated affiliates	113		1,413		0
Purchase of unallocated Rohm and Haas ESOP shares	0		(552)		0
Purchases of investments	(946)		(580)		(855)
Change in restricted cash	436		0		0
Proceeds from sales and maturities of investments	1,057		684		800
Cash provided by (used in) investing activities	135		(14,767)		(2,737)
Financing Activities
Changes in short-term notes payable	(700)		(418)		825
Proceeds from notes payable	84		0		0
Payments on notes payable	(668)		0		0
Proceeds from revolving credit facility	0		3,000		0
Payments on revolving credit facility	0		(3,000)		0
Proceeds from Term Loan	0		9,226		0
Payments on Term Loan	0		(9,226)		0
Proceeds from issuance of long-term debt	3,131		8,283		1,453
Payments on long-term debt	(1,387)		(1,790)		(760)
Redemption of preferred securities of subsidiaries and payment of accrued dividends	0		(520)		0
Purchases of treasury stock	(14)		(5)		(898)
Proceeds from issuance of common stock	181		966		0
Proceeds from issuance of preferred stock	0		7,000		0
Proceeds from sales of common stock	109		555		72
Issuance costs for debt and equity securities	(12)		(368)		(70)
Excess tax benefits from share-based payment arrangements	20		10		8
Distributions to noncontrolling interests	(8)		(24)		(45)
Contribution from noncontrolling interest	100		0		0
Dividends paid to stockholders	(1,014)		(1,030)		(1,563)
Cash provided by (used in) financing activities	(178)		12,659		(978)
Effect of Exchange Rate Changes on Cash	88		79		68
Cash Assumed in Initial Consolidation of Variable Interest Entities	46		0		0
Summary
Increase in cash and cash equivalents	4,193		46		1,064
Cash and cash equivalents at beginning of year	2,846		2,800		1,736
Cash and cash equivalents at end of year	$ 7,039		$ 2,846		$ 2,800

[1]	See Note D for information regarding purchased in-process research and development.
[2]	See Note I for information regarding the goodwill impairment losses.
[3]	See Note N for information regarding asbestos-related credits.